FPS SERVICES, INC.
                    3200 Horizon Drive
                King of Prussia, PA 19406
                       (610) 239-4500
                     RULE 497(j) LETTER

December 2, 1997


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  Polynous Trust(the "Registrant")
     No.  333-04983
     No.  811-07649


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under
paragraph (b) or   of Rule 497 under the Securities Act of 1933 by
the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on November 26, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ WILLIAM J. BALTRUS
William J. Baltrus
Manager Compliance Administration

cc:  K. Wenck
     M. Nichter



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